Schedule of Impacts to Consolidated Financial Statements (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value	$ 930,037	$ 3,385,613			$ 930,037		$ 3,223,514	$ 27,938,713
Accumulated deficit	(12,322,170)	(11,428,274)			(12,322,170)		(10,689,719)	(7,267,190)
Balance	$ (11,704,788)	$ (10,646,081)	$ (8,752,825)	$ (8,094,816)	$ (11,704,788)	$ (8,752,825)	$ (10,686,274)	$ (7,263,745)
Redemption value per redeemable common stock	$ 12.81	$ 12.20			$ 12.81		$ 11.62	$ 10.90
Remeasurement of common stock subject to redemption	$ (138,638)	$ (162,099)	$ (440,824)	(455,764)			$ (2,175,180)	$ (3,595,663)
Remeasurement of Common stock subject to redemption		$ 162,099		$ 455,764	$ 300,737	$ 896,588	$ 2,175,180	$ 3,595,663
Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ 0.35	$ 0.34	$ 0.06	$ 0.04	$ 0.69	$ 0.10	$ 0.36	$ 0.38
Remeasurement of Common stock subject to redemption	$ (138,638)	$ (162,099)	$ (440,824)	$ (455,764)	$ (300,737)	$ (896,588)	$ (2,175,180)	$ (3,595,663)
Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)
Diluted net loss per share, Common stock - non-redeemable (as restated)	$ (0.28)	$ (0.24)	$ (0.11)	$ (0.14)	$ (0.52)	$ (0.25)	$ (0.54)	$ (0.25)
Remeasurement of Common stock subject to redemption
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value		2,822,505					2,816,791
Accumulated deficit		(11,021,551)					(10,282,996)
Balance		$ (10,082,973)					$ (10,279,551)
Redemption value per redeemable common stock		$ 10.17					$ 10.15
Remeasurement of common stock subject to redemption		$ (5,714)					$ (1,768,457)
Remeasurement of Common stock subject to redemption		$ 5,714					$ 1,768,457
Previously Reported [Member] | Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)		$ (0.18)					$ 0.26
Diluted net loss per share, Common stock - non-redeemable (as restated)		(0.18)					0.26
Previously Reported [Member] | Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)		(0.20)					(0.47)
Diluted net loss per share, Common stock - non-redeemable (as restated)		$ (0.20)					$ (0.47)
Revision of Prior Period, Reclassification, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common stock subject to possible redemption value		$ 563,108					$ 406,723
Accumulated deficit		(406,723)					(406,723)
Balance		$ (563,108)					$ (406,723)
Redemption value per redeemable common stock		$ 2.03					$ 1.47
Remeasurement of common stock subject to redemption		$ (156,385)					$ (406,723)
Remeasurement of Common stock subject to redemption		$ 156,385					$ 406,723
Revision of Prior Period, Reclassification, Adjustment [Member] | Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)		$ 0.52					$ 0.10
Diluted net loss per share, Common stock - non-redeemable (as restated)		0.52					0.10
Revision of Prior Period, Reclassification, Adjustment [Member] | Non Redeemable Common Stock [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net loss per share, Common stock - non-redeemable (as restated)		(0.04)					(0.07)
Diluted net loss per share, Common stock - non-redeemable (as restated)		$ (0.04)					$ (0.07)